Financial Assets and Liabilities Fair Value - Additional Information (Details) € / shares in Units, € in Millions			12 Months Ended
	Nov. 22, 2022 $ / shares € / shares shares	Nov. 22, 2022 EUR (€) € / shares shares	Dec. 31, 2022 € / shares $ / shares shares	Dec. 31, 2022 EUR (€) Days € / shares shares	Dec. 31, 2022 $ / shares shares	Nov. 22, 2022 $ / shares shares	Jun. 30, 2022 € / shares	Dec. 31, 2021 € / shares	Dec. 31, 2020 € / shares	Dec. 31, 2019 € / shares
Disclosure Of Financial Instruments [Line Items]
Number of warrants issued			0	0	0
Number of warrant exercised			0	0	0
Number of ordinary share convert from each warrant	1	1	1	1	1	1
Par value per share | € / shares	€ 0.01	€ 0.01	€ 0.12	€ 0.12			€ 0.12	€ 0.01	€ 0.01	€ 0.01
Warrant exercise price per ordinary share | $ / shares			€ 11.50
Period to convert warrant to ordinary share				30 days
Minimum closing market price of ordinary shares to call warrants for redemption | $ / shares					$ 18.00
Threshold trading days for redemption of public warrants | Days				20
Threshold consecutive trading days for redemption of public warrants | Days				30
Minimum reference value to redeem outstanding warrants | $ / shares					10.00
Maximum reference value to redeem outstanding private placement warrants | $ / shares					$ 18.00
Warrants expiration date			Nov. 23, 2027	Nov. 23, 2027	Nov. 23, 2027
Warrants expiration term after closing date				5 years
Fair value of warrants per warrant | $ / shares					$ 0.87	$ 0.80
Earnout period		5 years
Number of earnout shares issued as development milestone not yet been achieved			0	0	0
Number of earnout shares issuable if milestone not achieved within earnout period			0	0	0
Fair value of earnout shares | €		€ 6.4
Fair value of earnout price per share | € / shares	€ 3.84	€ 3.84	€ 4.09	€ 4.09
Change in fair value of derivative earn out liability | €				€ 0.7
Dividend Yield
Disclosure Of Financial Instruments [Line Items]
Anticipated dividend rate			0	0	0
Level 3
Disclosure Of Financial Instruments [Line Items]
Earnout price per share | € / shares		9.61
Translated earnout price per share | $ / shares	€ 9.87
Ordinary Shares
Disclosure Of Financial Instruments [Line Items]
Par value per share | € / shares	€ 0.12	€ 0.12	€ 2.48	€ 2.48
Issuance of earnout shares		1,886,137
Earnout shares allocated to participating shareholders		1,725,358
Class A Ordinary Shares
Disclosure Of Financial Instruments [Line Items]
Par value per share | $ / shares						$ 0.0001
Public Warrants
Disclosure Of Financial Instruments [Line Items]
Number of warrants issued	4,600,000	4,600,000				4,600,000
Number of warrants outstanding	4,600,000	4,600,000	4,600,000	4,600,000	4,600,000	4,600,000
Par value per share | € / shares			€ 0.12	€ 0.12
Private Placement Warrants
Disclosure Of Financial Instruments [Line Items]
Number of warrants issued	167,000	167,000				167,000
Number of warrants outstanding	167,000	167,000	167,000	167,000	167,000	167,000
Par value per share | € / shares			€ 0.12	€ 0.12
Warrant
Disclosure Of Financial Instruments [Line Items]
Charge recognized in profit or loss | €				€ 0.3
Earnout Shares
Disclosure Of Financial Instruments [Line Items]
Charge recognized in profit or loss | €				€ 0.7